Debt - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt, gross	$ 714.0	$ 727.9
Less: Deferred finance charges	(12.7)	(14.0)
Total debt, net of deferred finance charges	701.3	713.9
Less: Current portion of long-term debt, net of deferred finance charges	(23.7)	(24.3)
Long-term debt	677.6	689.6
Sale and leaseback facility | Vessel financing (Mount Norefjell)
Debt Instrument [Line Items]
Total debt, gross	57.5	58.8
Sale and leaseback facility | Vessel financing (Mount Ita)
Debt Instrument [Line Items]
Total debt, gross	57.5	58.8
Sale and leaseback facility | Vessel financing (Mount Etna)
Debt Instrument [Line Items]
Total debt, gross	58.1	59.3
Sale and leaseback facility | Vessel financing (Mount Blanc)
Debt Instrument [Line Items]
Total debt, gross	58.0	59.3
Sale and leaseback facility | Vessel financing (Mount Matterhorn)
Debt Instrument [Line Items]
Total debt, gross	59.5	60.5
Sale and leaseback facility | Vessel financing (Mount Neblina)
Debt Instrument [Line Items]
Total debt, gross	59.5	60.5
Sale and leaseback facility | Vessel financing (Mount Hua)
Debt Instrument [Line Items]
Total debt, gross	60.5	61.6
Sale and leaseback facility | Vessel financing (Mount Bandeira)
Debt Instrument [Line Items]
Total debt, gross	60.5	61.6
Sale and leaseback facility | Vessel financing (Mount Elbrus)
Debt Instrument [Line Items]
Total debt, gross	60.2	61.5
Sale and leaseback facility | Vessel financing (Mount Denali)
Debt Instrument [Line Items]
Total debt, gross	60.7	62.0
Sale and leaseback facility | Vessel financing (Mount Aconcagua)
Debt Instrument [Line Items]
Total debt, gross	61.0	62.0
Sale and leaseback facility | Vessel financing (Mount Emai)
Debt Instrument [Line Items]
Total debt, gross	$ 61.0	$ 62.0